ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts Payable and Accrued Liabilities, Current [Abstract]
Outstanding gaming chips and tokens	$ 395,572	$ 184,223
Customer deposits and ticket sales	259,693	83,265
Staff cost accruals	200,031	123,978
Gaming tax and license fees accruals	159,802	185,223
Construction costs payables	141,681	189,592
Operating expense and other accruals and liabilities	133,669	143,318
Property and equipment payables	41,362	87,291
Interest expenses payable	38,133	32,755
Escrow funds refundable to the Philippine Parties		23,417
Land use rights payable		3,788
Total Accrued Expenses and Other Current Liabilities	$ 1,369,943	$ 1,056,850